                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment  [  ]                  Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Deborah Carlson
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:     028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts      April 26, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.         Name

28-05989                  Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $1137 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

        COLUMN 1              COLUMN 2          COLUMN 3       COLUMN 4           COLUMN 5           COLUMN 6        COLUMN 7

     Name of Issuer        Title of Class        CUSIP          Value        Shrs or    Sh/ Put/     Investment       Other
                                                              (X $1000)      Prn Amt    Prn Call     Discretion      Managers

1000th PW Tactical             Common          493990428         0             928        SH           Sole
Amer Int'l Group               Common          026874107        32             400        SH           Sole
Andover BanCorp                Common          034258103        34           1,000        SH           Sole
AOL Time Warner                Common          00184A105        24             600        SH           Sole
Beverly National               Common          088115100        32           2,000        SH           Sole
Cabot Indl                     Common          127072106        49           2,500        SH           Sole
Cinergy Corp.                  Common          172474108        50           1,500        SH           Sole
Conoco                         Common          208251405        42           1,500        SH           Sole
Cummins Engine                 Common          231021106        38           1,000        SH           Sole
El Paso                        Common          28336L109        65           1,000        SH           Sole
Energy East                    Common          29266M109        69           4,000        SH           Sole
Fleet Boston                   Common          339030108        38           1,000        SH           Sole
General Electric               Common          369604103        21             500        SH           Sole
Genuine Parts                  Common          372460105        26           1,000        SH           Sole
Home Depot                     Common          437076102        22             500        SH           Sole
Intel                          Common          458140100        11             400        SH           Sole
Johnson & Johnson              Common          478160104        26             300        SH           Sole
Kansas City Power              Common          485134100        74           3,000        SH           Sole
Merck & Co.                    Common          589331107        15             200        SH           Sole
Microsoft                      Common          594918104        22             400        SH           Sole
New Plan Excel                 Common          648053106        64           4,000        SH           Sole
Proctor & Gamble               Common          742718109        19             300        SH           Sole
PW Tactical                    Common          493924401        97           3,738        SH           Sole
Scana Corp                     Common          80589M102        27           1,000        SH           Sole
Staples                        Common          855030102        30           2,000        SH           Sole
TXU Corp                       Common          873168108        62           1,500        SH           Sole
Verizon                        Common          92343V104        49           1,000        SH           Sole
Wellpoint                      Common          94973H108        38             400        SH           Sole
XL Capital                     Common          G98255105        61             800        SH           Sole
                                                              1137



        COLUMN 1                   COLUMN 8

     Name of Issuer             Voting Authority
                              Sole    Shared    None

1000th PW Tactical             928
Amer Int'l Group               400
Andover BanCorp              1,000
AOL Time Warner                600
Beverly National             2,000
Cabot Indl                   2,500
Cinergy Corp.                1,500
Conoco                       1,500
Cummins Engine               1,000
El Paso                      1,000
Energy East                  4,000
Fleet Boston                 1,000
General Electric               500
Genuine Parts                1,000
Home Depot                     500
Intel                          400
Johnson & Johnson              300
Kansas City Power            3,000
Merck & Co.                    200
Microsoft                      400
New Plan Excel               4,000
Proctor & Gamble               300
PW Tactical                  3,738
Scana Corp                   1,000
Staples                      2,000
TXU Corp                     1,500
Verizon                      1,000
Wellpoint                      400
XL Capital                     800

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